JPMORGAN INSURANCE TRUST
270 PARK AVENUE
NEW YORK, NEW YORK 10017
February 8, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Insurance Trust (the “Trust”), on behalf of
JPMIT Global Allocation Portfolio and JPMIT
Income Builder Portfolio (the “Portfolios”)
File Nos. 33-66080 and 811-7874
Ladies and Gentlemen:
We hereby submit for filing via EDAR on behalf of the JPMorgan Insurance Trust pursuant to Rule 485(a) under, the Securities Act of 1933, as amended (the “1933 Act”) and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment 59 (Amendment No. 60 under the 1940 Act).
The purposes of this filing is to update the investment strategy disclosure of the JPMIT Global Allocation Portfolio and the JPMIT Income Builder Portfolio to reflect that the Portfolios may invest in both affiliated and unaffiliated ETFs as part of their principal investment strategy. The various tables in the Portfolios’ prospectuses and statement of additional information will be updated in the Rule 485b filing to reflect updated numbers
Please contact the undersigned at 212-648-0919 if you have any questions concerning this filing.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary